Other Gains / (Losses) - Net (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Other Gains/(Losses) Net

(in millions of Euros)	Notes	Three months ended June 30, 2018	Three months ended June 30, 2017	Six months ended June 30, 2018	Six months ended June 30, 2017
Realized gains / (losses) on derivatives(A)		15	5	22	(3)
Unrealized gains / (losses) on derivatives at fair value through profit and loss—net(A)	4	11	(10)	(43)	18
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities—net	4	—	(1)	1	(5)
Gains on pension plan amendments(B)		—	—	—	22
Losses on disposal		(3)	(1)	(4)	(2)
Other		1	—	1	1

Total other gains / (losses)—net		24	(7)	(23)	31

(A)	Realized gains / (losses) are related to derivatives entered into with the purpose of mitigating exposure to volatility in foreign currency and commodity price. Unrealized gains / (losses) are related to derivatives that do not qualify for hedge accounting.
(B)	For the six months ended June 30, 2017, amendments to certain Swiss pension plan, US pension plan and OPEB resulted in a €22 million gain.